Equity - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [abstract]
Net basic and diluted profit (loss) attributable to shareholders of the company	$ (605)	$ 3,107
Weighted average shares outstanding (in shares)	559,765	573,905
Dilutive effect of share options (in shares)	0	8,233
Weighted average diluted shares outstanding (in shares)	559,765	582,138
Basic earnings (loss) per share (in dollars per share)	$ (1.08)	$ 5.41
Diluted earnings (loss) per share (in dollars per share)	$ (1.08)	$ 5.34